September 8, 2005

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	JNLNY Separate Account I

File Nos. 811-08401 and 333-118370

Dear Commissioners:

Pursuant to Rule 497(j) under the Securities Act of 1933 and for the above registrant and offering of securities, we certify that: the form of the prospectus and Statement of Additional Information that would have been filed under paragraph (c) does not differ from that contained in the most recent post-effective amendment; and that the text of the most recent post-effective amendment was filed electronically.

If you have any questions, please call Scott Kreighbaum or me (at 517/367-3835 or 517/367-4354, respectively).

Sincerely,

/s/ Ellen M. Baird

Ellen M. Baird

Senior Paralegal